Summary of Significant Accounting Policies - Summary of Changes in Fair Value of the Derivative Warrant Liabilities (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance at beginning of year	$ 1,555	$ 382	$ 545	$ 370	$ 370	$ 150
Change in fair value	241		1,251	12	175	220
Derecognition of liability	(1,796)		(1,796)
Balance at end of year		$ 382		$ 382	$ 545	$ 370